Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Demand	$ 183,759	$ 176,303
Statement and Passbook Savings	384,330	364,066
Certificates of Deposit: In excess of $100	45,882	53,499
Certificates of Deposit: Other	136,481	130,840
Individual Retirement Accounts	25,063	26,710
Total	$ 775,515	$ 751,418